Retirement Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Retirement Plan

14.	Retirement Plan
The Company has a 401(k) plan covering all employees who have met certain eligibility requirements. The Company incurred $1.7 million in employer matching contributions during the nin
e
months ended September 30, 2021, and $1.1 million during the nine months ended September 30, 2020
.

14.	Retirement Plan
The Company has a 401(k) plan covering all employees who have met certain eligibility requirements. The Company made matching contributions in accordance with the plan documents. The Company incurred $1.6 million in employer matching contributions during the year ended December 31, 2020 and $0.5 million and $0.6 million during the periods from July 16, 2019 to December 31, 2019 (Successor), and from January 1, 2019 to July 15, 2019 (Predecessor), respectively.